Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 68,156	$ 73,752
Trade accounts receivable	1,201	709
Prepayments and other assets	3,802	8,117
Inventories	894	751
Accrued charter revenue, current portion	2,704	6,080
Deferred Charges, current portion	216	217
Derivative financial instrument, current portion		$ 15,631
Due from related party, current	$ 1,189
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Total current assets	$ 78,162	$ 105,257
FIXED ASSETS, NET:
Vessels, net	765,212	797,363
Total fixed assets, net	765,212	797,363
OTHER NON-CURRENT ASSETS:
Due from related party	$ 1,350	$ 1,350
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Accrued charter revenue		$ 2,298
Deferred charges	$ 640	856
Other receivables, non- current	1,789	1,789
Total assets	847,153	908,913
CURRENT LIABILITIES:
Current portion of long-term debt, net of unamortized deferred financing fees of 523 and $1,058, respectively	43,644	419,584
Trade payables	13,181	13,815
Due to related party	699	1,555
Accrued liabilities	5,587	3,291
Deferred Revenue - Current	667	497
Unearned revenue	20,118	20,019
Total current liabilities	83,896	458,761
NON-CURRENT LIABILITIES:
Deferred revenue	1,383	1,912
Long-term debt, net of current portion and unamortized deferred financing fees of $1,651 and nil, respectively	277,073
Total non-current liabilities	278,456	1,912
Commitments and contingencies
PARTNERS' EQUITY:
Common unitholders (unlimited authorized; 36,747,129 units and 36,802,247 units issued and outstanding as at December 31, 2024 and December 31, 2023, respectively)	357,949	321,424
General Partner (35,526 units issued and outstanding as at December 31, 2024 and December 31, 2023)	138	102
Total partners' equity	484,801	448,240
Total liabilities and partners' equity	847,153	908,913
Series A Preferred unitholders
PARTNERS' EQUITY:
Preferred Unitholders	73,216	73,216
Series B Preferred unitholders
PARTNERS' EQUITY:
Preferred Unitholders	$ 53,498	$ 53,498